Income Taxes - Components of Deferred Income Taxes Asset (Liability) (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Jan. 31, 2025
Deferred tax assets and liabilities [abstract]
Inventories	$ 74.2	$ 78.7
Income taxes and investment tax credits receivable	(2.3)	(3.0)
Trade payables and accruals	24.2	20.2
Provisions	133.3	143.4
Other financial liabilities	4.1	15.3
Lease liabilities	13.5	12.5
Deferred revenues	12.2	13.7
Other financial asset	(5.0)	(8.0)
Other	6.7	2.3
Deferred tax assets (liabilities), Current	260.9	275.1
Property, plant and equipment	(31.0)	(99.0)
Intangible assets	(39.1)	(52.5)
Right-of-use assets	(43.3)	(42.3)
Provisions	26.7	35.0
Long-term debt	10.9	26.5
Lease liabilities	45.3	35.6
Deferred revenues	19.7	20.4
Employee future benefit liabilities	41.8	37.5
Other non-current liabilities	(1.4)	(6.0)
Other	10.8	19.2
Deferred tax assets (liabilities), Non-current	40.4	(25.6)
Related to non-capital losses carried forward	126.9	89.1
Related to capital losses carried forward	41.3	29.3
Deferred tax assets (liabilities), Gross	469.5	367.9
Unrecognized tax benefits	(67.7)	(81.0)
Total	$ 401.8	$ 286.9